CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (104,871)	$ (58,790)
Adjustments for:
Finance costs	791	433
Investment income	(62)	(550)
Fair value (gain)/loss on financial liabilities at FVTPL	39,171	(7,195)
Fair value gain on financial assets at FVTPL		(484)
Gain on disposal of items of property, plant and equipment		(7)
Depreciation of property, plant and equipment	1,213	931
Amortization of intangible assets	25	20
Depreciation of right-of-use assets	984	1,090
Equity-settled share-based payment expenses	4,330	6,082
(Increase)/Decrease in prepayments, other receivables and other assets	(436)	4,346
(Increase)/Decrease in non-current assets	45	128
Increase in trade payables	1,252	10,117
Increase in other payables and accruals	906	656
Net cash flows used in operating activities	(56,652)	(43,223)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(200)	(1,249)
Purchases of intangible assets		(19)
Proceeds from disposal of items of property, plant and equipment	1	17
Purchases of financial assets at FVTPL	(7)	(58,980)
Disposal of financial assets at FVTPL	21,039	88,057
Purchases of investments at amortized cost	(31,849)
Received investment income of financial assets at FVTPL	62	550
Net cash flows provided/(used in) from investing activities	(10,954)	28,376
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares.	91,780
Addition of bank borrowings	50,234	7,897
Bank borrowings interest paid	(602)	(292)
Repayment of bank borrowings	(24,069)	(13,315)
Payment for lease liabilities	(1,103)	(1,070)
Net cash flows (used in)/from financing activities	116,240	(6,780)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	48,634	(21,627)
Cash and cash equivalents at beginning of year	42,758	64,131
Effect of foreign exchange rate changes, net	100	254
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 91,492	$ 42,758